Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Financial Instruments

Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, inventory, accounts payable, notes payable and related party debt. The Company believes that the recorded values of all of these financial instruments approximate their current fair values because of the short term nature and respective maturity dates or durations.